Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncement Balance Sheet
Changes to the opening balances resulting from the adoption of the above ASUs were as follows:

	Yen in millions
	March 31, 2020	Impact of Adoption			April 1, 2020
		ASU 2016-13	ASU 2019-02	Total
ASSETS
Current assets:
Notes and accounts receivable, trade and contract assets	1,028,793	—	—	—	1,028,793
Allowance for credit losses *	(25,873)	(280)	—	(280)	(26,153)
Inventories	589,969	—	(31,517)	(31,517)	558,452
Other receivables	188,106	(30)	—	(30)	188,076
Prepaid expenses and other current assets	594,021	(12)	—	(12)	594,009

Total current assets	5,735,145	(322)	(31,517)	(31,839)	5,703,306

Film costs	427,336	—	31,517	31,517	458,853

Investments and advances:
Securities investments and other	12,526,210	780	—	780	12,526,990
Allowance for credit losses	—	(6,341)	—	(6,341)	(6,341)

Total investments and advances	12,734,132	(5,561)	—	(5,561)	12,728,571

Other assets:
Deferred income taxes	210,372	45	—	45	210,417
Other	340,005	(721)	—	(721)	339,284

Total other assets	3,234,086	(676)	—	(676)	3,233,410

Total assets	23,039,343	(6,559)	—	(6,559)	23,032,784

LIABILITIES
Deferred income taxes	549,538	(1,504)	—	(1,504)	548,034

Total liabilities	18,242,041	(1,504)	—	(1,504)	18,240,537

EQUITY
Sony Group Corporation’s stockholders’ equity:
Retained earnings	2,768,856	(3,669)	—	(3,669)	2,765,187

Total Sony Group Corporation’s stockholders’ equity	4,125,306	(3,669)	—	(3,669)	4,121,637

Noncontrolling interests	664,229	(1,386)	—	(1,386)	662,843

Total equity	4,789,535	(5,055)	—	(5,055)	4,784,480

Total liabilities and equity	23,039,343	(6,559)	—	(6,559)	23,032,784

*	Under ASU 2016-13, Sony changed the presentation from “Allowance for doubtful accounts” to “Allowance for credit losses” on the consolidated balance sheets.